S-K 1603(c) Fiduciary Duties to Other Companies	Jan. 27, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
	Willow Lane I	SPAC	Chief Executive Officer & Chairman
B. Luke Weil	Long Island Marine Purification Initiative	Non-profit water purification	Chairman
George Peng	Willow Lane I	SPAC	Chief Financial Officer
Robert Stevens	Willow Lane I	SPAC	Director
Rayne Steinberg	Willow Lane I	SPAC	Director
	Arca Capital Management LLC	Financial Services in Digital Assets	Chief Executive Officer and Co-Founder
Marjorie Hernandez	Willow Lane I	SPAC	Treasurer and Director of Business Development
	Willow Lane I	SPAC	Director
Mauricio Orellana	Blue Like an Orange Capital LLC	Financial Advisory	Advisor
	Stryve Foods Inc.	Food Services	Director
Simón Gaviria Muñoz	Willow Lane I	SPAC	Director